Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 08, 2020	Sep. 30, 2019	Sep. 07, 2018	Dec. 01, 2010
Interest expense	$ 3.4	$ 8.0	$ 6.9
Barclays Bank Plc [Member]
Debt instrument, interest rate, stated percentage	4.00%
Line of credit, maximum amount	$ 0.0	$ 0.0
Related Party Loan [Member]
Debt instrument, face amount				$ 10.0
Debt instrument, interest rate, stated percentage				4.00%
Maven Top Holdings SARL [Member] | Data Project SRL Mortgage [Member]
Long-term debt, gross							$ 0.3
Maven Top Holdings SARL [Member] | Unsecured Investor Loan Notes [Member]
Debt instrument, face amount						$ 56.2
Debt instrument, interest rate, stated percentage						10.00%
Maven Top Holdings SARL [Member] | Unsecured Manager Loan Notes [Member]
Debt instrument, face amount						$ 5.2
Debt instrument, interest rate, stated percentage						10.00%
Maven Top Holdings SARL [Member] | Investor Loan Notes [Member]
Debt instrument, face amount	$ 1.4				$ 1.4